Investments in associates - Financial information of Aeropuertos Andinos del Per S.A (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [line items]
Non-current assets	$ 2,885,658	$ 3,374,600
Current assets	519,993	507,643
Total assets	3,405,651	3,882,243
Non-current liabilities	2,047,811	2,121,327
Current liabilities	552,554	562,302
Total liabilities	2,600,365	2,683,629
Equity	805,286	1,198,614	$ 1,222,697	$ 797,142
Revenue	607,356	1,558,640	1,426,145
Loss for the year	(361,893)	(5,820)	(10,599)
Other comprehensive loss for the year	(33,293)	(25,020)	(248,585)
Total comprehensive loss for the year	(395,186)	(30,840)	$ (259,184)
Aeropuertos Andinos del Peru S.A.
Disclosure of associates [line items]
Non-current assets	24,894	44,453
Current assets	7,238	8,229
Total assets	32,132	52,682
Non-current liabilities	15,915	21,836
Current liabilities	10,055	15,109
Total liabilities	25,970	36,945
Equity	6,162	15,737
Revenue	6,495	17,526
Loss for the year	(8,984)	(7,875)
Other comprehensive loss for the year	(1,157)	(483)
Total comprehensive loss for the year	$ (10,141)	$ (8,358)